Share-Based Compensation (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2020 CNY (¥)	Mar. 31, 2025 CNY (¥) shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 CNY (¥) shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 USD ($)	May 31, 2022 shares	Sep. 01, 2020 shares	Aug. 01, 2018 shares	Sep. 27, 2012 shares
Share-Based Compensation [Line Items]
Authorized reserved shares							4,000,000
Number of shares, granted				9,511,720	9,511,720
Fair value of the underlying shares (in Dollars) | $			$ 70		$ 86	$ 123,594
Unrecognized share based compensation expenses (in Dollars) | $			$ 659		$ 11,964
Weighted-average period		8 years	8 years	8 years 10 months 24 days	8 years 10 months 24 days
Share based compensation expense (in Yuan Renminbi) | ¥	¥ 55,000	¥ 80		¥ 700
Fair value of options granted amount (in Dollars) | $					$ 120
Vest [Member]
Share-Based Compensation [Line Items]
Percentage of entitlement to vest earn by employees		25.00%	25.00%
2012 Global Share Plan [Member]
Share-Based Compensation [Line Items]
Shares reserved for future issuances										1,061,500
2018 Global Share Plan [Member]
Share-Based Compensation [Line Items]
Shares reserved for future issuances							8,987,836	5,987,836	5,987,836
Amended 2018 Global Share Plan [Member]
Share-Based Compensation [Line Items]
Shares reserved for future issuances							12,987,836	8,987,836